STOCKHOLDERS' EQUITY (DEFICIT) (Details Textual) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	1 Months Ended		2 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014	Aug. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2014	Jun. 30, 2014	Feb. 25, 2014	Feb. 01, 2014	Feb. 28, 2014	Dec. 31, 2014	Feb. 28, 2014	Mar. 31, 2014
Stock Units Conversion, Description					Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock).
Common Stock, Capital Shares Reserved for Future Issuance																410,000
Common Stock, Shares Authorized	100,000,000		100,000,000		100,000,000		100,000,000		100,000,000
Preferred Stock, Dividend Rate, Percentage					20.00%		20.00%
Preferred Stock, Liquidation Preference, Value	$ 13,470,000		$ 13,470,000		$ 13,470,000		$ 13,470,000		$ 13,470,000
Common Stock, Shares, Outstanding	16,179,426		16,179,426		16,179,426		14,496,561	1,000	14,496,561							15,196,292
Preferred Stock, Shares Outstanding																4,000,000
Common Stock, Shares, Issued	16,179,426		16,179,426		16,179,426		14,496,561		14,496,561							15,196,292
Preferred Stock, Shares Issued																4,000,000
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	743,900		743,900		743,900		721,782		721,782
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	0.01%		0.01%		0.01%		0.03%	50.00%	0.03%
Annual Antidilution Adjustment, Effective Terms					This annual anti-dilution adjustment is in effect until the first to occur of (x) the first approval for a product, or (y) $10 million of capital being raised at a valuation that is greater than $1 per share of common stock.
Stock Issued During Period, Shares Offering Cost					93,750
Warrants Issued During Period					210,000	50,000	150,000	75,000
Fair Value Adjustment of Warrants					0	32,525	32,525	0	32,525
Warrants Expiration Starting Period					2014		2017
Warrants Expiration Ending Period					2019		2018
Derivative Liability, Current	0		0		0		10,800	27,000	10,800
Stock Issued During Period Value Upon Exercise Of Warrants					50,000
Issuance of Stock and Warrants for Services or Claims					676,441	125,000	100,000	100,000	200,000
Stock Issued During Period Value Issuance Of Stock And Warrants					830,000		587,525
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							51,812
Stock Issued During Period, Value, Issued for Services					481,063		100,000
Research and Development Expense		346,379	552,321	201,882	982,450	605,978	682,149	4,227,758	14,896,299
Share-based Compensation	343,426
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	20,000,000		20,000,000		20,000,000		20,000,000		20,000,000
Preferred Stock, Shares Outstanding	4,000,000		4,000,000		4,000,000		4,000,000		4,000,000
Preferred Stock, Shares Issued	4,000,000		4,000,000		4,000,000		4,000,000		4,000,000
Preferred Class B [Member]
Preferred Stock, Shares Authorized							20,000,000		20,000,000
Preferred Stock, Shares Outstanding							4,000,000	4,000,000	4,000,000
Preferred Stock, Shares Issued							4,000,000	4,000,000	4,000,000
Equity Method Investment, Ownership Percentage							20.00%		20.00%
Common Class A [Member]
Common Stock, Shares Authorized							16,000,000		16,000,000
Common Stock, Shares, Outstanding							14,496,561	13,728,140	14,496,561
Common Stock, Shares, Issued							14,496,561	13,728,140	14,496,561
Incentive Plan 2010 [Member]
Common Stock, Capital Shares Reserved for Future Issuance																3,000,000
Secured Debt [Member]
Debt Conversion, Original Debt, Amount					0	210,000	210,000	567,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%		5.00%		5.00%		5.00%
Debt Instrument, Maturity Date							Dec. 31, 2014
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable								574,927
Interest Receivable							44,782	7,927	44,782
Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued					0	140,000	140,000	378,000
Stock Issued During Period, Shares, Purchase of Assets					29,731	14,605
Prepaid Expense, Current	50,000		50,000		50,000		50,000		50,000
Stock Issued During Period Value Upon Exercise Of Warrants					50,000
Stock Issued During Period, Value, Other							117,004			300,000
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration							51,812
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							51,812
Stock Issued During Period, Value, Issued for Services					100,000	100,000
Stock Issued During Period Shares Issuance Of Stock And Warrants					671,250
Predecessor [Member]
Common Stock, Shares, Outstanding							304,000		304,000
Stock Issued During Period Value Upon Exercise Of Warrants												415,000	350,000
Stock Issued During Period, Value, Other							0	0		0
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions							420
Stock Issued During Period Value Issuance Of Stock And Warrants							134,330	123,353			87,000		97,250
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							51,812			269,245
Stock Issued During Period, Value, Issued for Services							100,000	100,000
Predecessor [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Purchase of Assets								91,395
Stock Issued During Period, Shares, Other								446,500
Restatement Adjustment [Member]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable							721,782		721,782
Derivative Liability, Current							0		0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 1.00	$ 2.00
Stock Issued During Period, Shares, New Issues		345,000
Professional Advisory Firms [Member]
Escrow Deposit Period					12 months
Professional Advisory Firms [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services					231,063	100,000
Development Stage Entities, Equity Issuance, Per Share Amount					$ 1
Issuance of Stock and Warrants for Services or Claims					35,000
Stock Issued During Period, Value, Issued for Services					231,063
Professional Advisory Firms [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, Issued for Services					344,196
Bridgemedica LLC [Member]
Stock Issued During Period, Shares, New Issues														150,000
Bridgemedica LLC [Member] | Common Stock [Member]
Stock Issued During Period, Value, Issued for Services					150,000
Non-Officer Board of Manager [Member] | Common Stock [Member]
Stock Issued During Period, Shares Offering Cost					100,000
Common Stock [Member]
Stock Issued During Period, Shares, Purchase of Assets					29,731		14,605
Stock Issued During Period, Shares Offering Cost							11,250
Stock Issued During Period, Shares, Issued for Services					481,063		100,000
Stock Issued During Period Value Upon Exercise Of Warrants					50
Stock Issued During Period Value Issuance Of Stock And Warrants					671		462
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration							51,812
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							52
Stock Issued During Period, Value, Issued for Services					481		100
Stock Issued During Period, Shares, New Issues															73,750
Stock Issued During Period Shares Issuance Of Stock And Warrants					671,250		462,004
Common Stock [Member] | Predecessor [Member]
Stock Issued During Period, Shares, Purchase of Assets							14,605	91,395			155,500
Stock Issued During Period, Shares, Issued for Services							100,000	100,000
Stock Issued During Period, Shares, Other							117,004	446,500		300,000
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration							51,812			269,245
Stock Issued During Period, Shares, New Issues							485,000	745,500		3,845,000	4,765,000	300,000	1,945,000
Stock Issued During Period Shares Issuance Of Stock And Warrants							0	0			0		0
Common Stock [Member] | Bridgemedica LLC [Member]
Stock Issued During Period, Shares, New Issues							150,000
Common Stock [Member] | Columbia University [Member]
Stock Issued During Period, Shares, New Issues							45,821
Warrant [Member]
Fair Value Adjustment of Warrants					125,121	32,525	101,805	123,353						32,525
Preferred Stock [Member]
Preferred Stock, Shares Authorized	20,000,000		20,000,000		20,000,000		20,000,000		20,000,000
Preferred Stock, Shares Outstanding	4,000,000		4,000,000		4,000,000
Preferred Stock, Shares Issued	4,000,000		4,000,000		4,000,000
Stock Issued During Period, Shares, Purchase of Assets					0		0
Stock Issued During Period, Shares, Issued for Services					0		0
Stock Issued During Period Value Upon Exercise Of Warrants					0
Stock Issued During Period Value Issuance Of Stock And Warrants					0		0
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration							0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							0
Stock Issued During Period, Value, Issued for Services					0		0
Stock Issued During Period Shares Issuance Of Stock And Warrants					0		0
Preferred Stock [Member] | Incentive Plan 2010 [Member]
Preferred Units, Contributed Capital											1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							595,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							345,000
Preferred Stock, Capital Shares Reserved for Future Issuance							60,000		60,000
Preferred Stock [Member] | Predecessor [Member]
Stock Issued During Period, Shares, Purchase of Assets							0	0			0
Stock Issued During Period, Shares, Issued for Services							0	0
Stock Issued During Period, Shares, Other							0	0		0
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration							0			0
Stock Issued During Period, Shares, New Issues							0	0		0	0	0	4,000,000
Stock Issued During Period Shares Issuance Of Stock And Warrants							0	0			0		0
Noncontrolling Interest [Member]
Common Stock, Shares, Outstanding							80	500	80
Stock Issued During Period Value Upon Exercise Of Warrants					0
Stock Issued During Period Value Issuance Of Stock And Warrants					0		0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							0
Stock Issued During Period, Value, Issued for Services					0		0
Noncontrolling Interest [Member] | Predecessor [Member]
Stock Issued During Period Value Upon Exercise Of Warrants												0
Stock Issued During Period, Value, Other							0	0		0
Stock Issued During Period Value Issuance Of Stock And Warrants							0	0			0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							0			0
Stock Issued During Period, Value, Issued for Services							0	0
Parent [Member]
Common Stock, Shares Authorized							1,000,000		1,000,000
Common Stock, Shares, Outstanding							303,920	500	303,920
Stock Issued During Period Value Upon Exercise Of Warrants					50,000
Common Stock, Voting Rights							one vote
Stock Issued During Period Value Issuance Of Stock And Warrants					830,000		587,525
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							51,812
Stock Issued During Period, Value, Issued for Services					481,063		100,000
Parent [Member] | Predecessor [Member]
Stock Issued During Period Value Upon Exercise Of Warrants												415,000	350,000
Stock Issued During Period, Value, Other							0	0		0
Stock Issued During Period Value Issuance Of Stock And Warrants							134,330	123,353			87,000		97,250
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							51,812			269,245
Stock Issued During Period, Value, Issued for Services							100,000	100,000
Accumulated Deficit during Development Stage [Member]
Stock Issued During Period Value Upon Exercise Of Warrants					0
Stock Issued During Period Value Issuance Of Stock And Warrants					0		0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							0
Stock Issued During Period, Value, Issued for Services					0		0
Additional Paid-in Capital [Member]
Stock Issued During Period Value Upon Exercise Of Warrants					49,950
Stock Issued During Period Value Issuance Of Stock And Warrants					829,329		587,063
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							51,760
Stock Issued During Period, Value, Issued for Services					480,582		99,900
Common Stock Subscription Receivable [Member]
Stock Issued During Period Value Upon Exercise Of Warrants					0
Stock Issued During Period Value Issuance Of Stock And Warrants					0		0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration							0
Stock Issued During Period, Value, Issued for Services					$ 0		$ 0
Subsequent Event [Member]
Stock Units Conversion, Description																		Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock.
Common Stock, Capital Shares Reserved for Future Issuance																410,000
Common Stock, Shares, Outstanding																15,196,292
Preferred Stock, Shares Outstanding																4,000,000
Common Stock, Shares, Issued																15,196,292
Preferred Stock, Shares Issued																4,000,000
Debt Conversion, Converted Instrument, Shares Issued																	60,000
Warrants Expiration Starting Period																2017
Warrants Expiration Ending Period																2019
Stock Issued During Period, Shares, New Issues							50,000												50,000
Subsequent Event [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		195,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					25,000
Subsequent Event [Member] | Professional Advisory Firms [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, Issued for Services																				344,196
Subsequent Event [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																					75,000
Stock Issued During Period, Shares, New Issues																		487,500
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan Two Zero One Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					595,000
Subsequent Event [Member] | Common Stock [Member] | Predecessor [Member]
Stock Issued During Period, Shares, New Issues																		686,668
Subsequent Event [Member] | Common Stock [Member] | Professional Advisory Firms [Member]
Stock Issued During Period, Shares, Issued for Services																				575,259
Subsequent Event [Member] | Common Stock [Member] | Non-Officer Board of Managers [Member]
Stock Issued During Period, Shares, New Issues																		100,000